UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10269
                                                    ----------

                       UBS Equity Opportunity Fund L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS EQUITY OPPORTUNITY FUND, L.L.C.

                              FINANCIAL STATEMENTS

          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   YEAR ENDED
                               DECEMBER 31, 2004

                    UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   YEAR ENDED
                               DECEMBER 31, 2004

Contents

Report of Independent Registered Public Accounting Firm ................   1

Statement of Assets, Liabilities and Members' Capital ..................   2

Statement of Operations ................................................   3

Statements of Changes in Members' Capital ..............................   4

Statement of Cash Flows ................................................   5

Notes to Financial Statements ..........................................   6

Schedule of Portfolio Investments ......................................  12

[GRAPHIC OMITTED]
ERNST & YOUNG

ERNST & YOUNG LLP
5 Times Square
New York, NY 10036

Phone: (212) 773-3000
www.ey.com

             Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of UBS Equity Opportunity Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Equity Opportunity Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with management of the investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Equity Opportunity Fund, L.L.C. at December 31, 2004, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                   [GRAPHIC OMITTED]
                                    ERNST & YOUNG


February 25, 2005

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               December 31, 2004
--------------------------------------------------------------------------------


ASSETS

Investments in Investment Funds, at value (cost $172,935,711)    $   233,315,426
Cash and cash equivalents                                              1,424,985
Advance subscription in Investment Fund                                2,500,000
Receivable from Investment Funds                                         528,784
Interest receivable                                                        2,098
Other assets                                                               1,131
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         237,772,424
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                32,321,152
   Line of Credit                                                      2,500,000
   UBS Admin fee                                                         189,660
   Professional fees                                                     121,547
   Administration fee                                                     41,368
   Other                                                                 109,487
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     35,283,214
--------------------------------------------------------------------------------

NET ASSETS                                                       $   202,489,210
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                        $   142,109,495
Accumulated net unrealized appreciation on investments                60,379,715
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                 $   202,489,210
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   2

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                  $     37,925
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         37,925
---------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                2,299,451
Administration fee                                                             240,904
Professional fees                                                              187,692
Miscellaneous                                                                  145,306
---------------------------------------------------------------------------------------

TOTAL EXPENSES                                                               2,873,353
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                         (2,835,428)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                           3,016,125
Change in net unrealized appreciation/depreciation from investments         17,376,299
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                           20,392,424
---------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                          $  17,556,996
---------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   3

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                           UBS FUND
                                                        ADVISOR, L.L.C.     MEMBERS         TOTAL
-----------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2003                       $    990,546   $291,931,134   $292,921,680

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (974)    (3,307,170)    (3,308,144)
  Net realized loss from investments                           (44,350)   (15,717,883)   (15,762,233)
  Change in net unrealized
        appreciation/depreciation from investments              89,633     42,775,082     42,864,715
Incentive Allocation                                           605,132           --          605,132
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                649,441     23,750,029     24,399,470
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --        3,437,143      3,437,143
  Members' withdrawals                                      (1,019,270)   (85,101,443)   (86,120,713)
  Offering costs                                                    (1)       (13,886)       (13,887)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                           (1,019,271)   (81,678,186)   (82,697,457)
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                     $    620,716   $234,002,977   $234,623,693
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                             (105)    (2,694,524)    (2,694,629)
  Net realized gain from investments                               219      2,866,133      2,866,352
  Change in net unrealized
        appreciation/depreciation from investments               1,213     16,512,226     16,513,439
Incentive Allocation                                           871,834           --          871,834
-----------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                873,161     16,683,835     17,556,996
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --        6,119,724      6,119,724
  Members' withdrawals                                        (633,984)   (55,070,562)   (55,704,546)
  Offering costs                                                    (8)      (106,649)      (106,657)
-----------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                             (633,992)   (49,057,487)   (49,691,479)
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2004                    $     859,885  $ 201,629,325  $ 202,489,210
-----------------------------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.   4

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net  increase in Members'  capital  derived  from  operations                      $   17,556,996
Adjustments  to  reconcile  net  increase  in  Members'   capital  derived  from
 operations to net cash provided by operating activities:
Purchases  of  investments                                                            (60,500,000)
Proceeds from disposition  of investments                                             124,962,359
Net realized gain from  investments                                                    (3,016,125)
Change in net unrealized appreciation/depreciation
 from investments                                                                     (17,376,299)
Changes in assets and liabilities:
    (Increase) decrease in assets:
       Investments sold, not settled                                                     (528,784)
       Prepaid purchases
       Advance subscription in Investment Fund                                          2,500,000
       Receivable from Investment Funds                                                   632,158
       Interest receivable                                                                  1,415
       Other assets                                                                            89
    Increase (decrease) in payables:
      Line of Credit                                                                    2,500,000
      UBS Admin fee                                                                       (48,561)
      Professional fees                                                                   (11,560)
      Administration fee                                                                  (10,634)
      Other payables                                                                       96,169
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                              66,757,223

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                    6,119,724
Members' withdrawals                                                                  (78,351,587)
Advisor withdrawals                                                                      (633,984)
Offering costs                                                                           (106,657)
--------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                 (72,972,504)

Net decrease in cash and cash equivalents                                              (6,215,281)
Cash and cash equivalents--beginning of year                                            7,640,266
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                             $    1,424,985
--------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.   5

                                         UBS PW EQUITY OPPORTUNITY FUND, LIMITED
                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------


1.       ORGANIZATION

         UBS Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on March 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or
         (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

A.       PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.       PORTFOLIO VALUATION (CONTINUED)

         agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.       INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.       FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.       INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $2,835,428 and $3,016,125 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended
         December 31, 2004. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.       CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.       REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2004 there were no open repurchase agreements.

         G.       USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  RELATED PARTY TRANSACTIONS

         The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     3.  RELATED PARTY TRANSACTIONS (CONTINUED)

         Members Capital derived from a operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2004 and December 31, 2003 was $871,834 and $605,132, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2004 were $21,874.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.  CREDIT FACILITY

         Effective July 2, 2004 the Fund, along with other UBS sponsored funds, entered into a $75,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing thereunder. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points. The expiration date of such credit agreement is July 1, 2005. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. The Fund had borrowings outstanding at December 31, 2004 of $2,500,000.

     6.  SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of  Investment  Funds for the year ended
         December  31,  2004,   amounted  to   $60,500,000   and   $124,962,359,
         respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     6.  SECURITIES TRANSACTIONS (CONTINUED)

         by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2004.

     7.  INVESTMENTS

         As of December 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2004.

             INVESTMENT OBJECTIVE          COST            FAIR VALUE
             --------------------          ----            ----------
               Long/Short Equity       $172,935,711       $233,315,426

         The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     9.  INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

     10. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                      PERIOD FROM
                                                                                                                    MARCH 1, 2001
                                                                                                                  (COMMENCEMENT OF
                                                                                                                 OPERATIONS) THROUGH
                                                                            YEARS ENDED DECEMBER 31,              DECEMBER 31, 2001
                                                                                                                  -----------------
                                                                    2004              2003             2002
                                                                    ----              ----             ----
       Ratio of net investment loss to average net assets****       (1.22%)          (1.17)%          (1.16)%           (0.89)%*
       Ratio of total expenses to average net assets(a),****         1.24%            1.21%            1.19%             1.32%*
       Portfolio turnover rate                                      26.11%           25.24%           23.28%             7.21%
       Total return pre incentive allocation**                       7.83%            8.73%           (4.08)%            1.39%
       Total return post incentive allocation***                     7.44%            8.29%           (4.08)%            1.32%
       Average debt ratio****                                        0.00%               -                -                 -
       Net asset value at end of period                          $202,489,210     $234,623,693     $292,921,680      $413,251,344

         (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
         **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     11. SUBSEQUENT EVENTS

         Effective January 1, 2005, the Fund has redeemed approximately $68,500,000 in interests from Investment Funds. Additionally, the fund has borrowings outstanding as of January 31, 2005 of $2,862,000. Effective January 12, 2005, the unsecured revolving line of credit with Harris Trust and Savings Bank was increased to a commitment of $150,000,000.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                                      REALIZED AND
                                                                                       UNREALIZED
                                                                           % OF        GAIN (LOSS)
                                                                          MEMBERS'        FROM
INVESTMENT FUND:                             COST         FAIR VALUE      CAPITAL      INVESTMENTS        LIQUIDITY
---------------                              ----         ----------      -------      -----------        ---------
Andor Technology Small Cap Fund, L.P.*     $ 8,000,000    $ 8,950,737       4.43%       $ (355,633)   Annually/Quarterly
Argus Healthcare Partners, L.P.              6,000,000      7,353,776       3.64          (310,545)    Semi-Annually
Bonanza Partners, L.P.                       9,000,000      9,777,093       4.83           777,093        Quarterly
Copper Arch Fund, L.P.                      11,728,234     15,432,360       7.62         1,482,685        Quarterly
Eminence Partners, L.P.                     18,000,000     30,683,956      15.15         5,457,293     Semi-Annually
Forest Hill Select Fund, L.P.                1,500,000      1,548,114       0.76            48,114        Quarterly
Heirloom Offshore Fund, Ltd.                 3,000,000      3,597,498       1.78           257,798        Quarterly
Heirloom Qualified Partners, L.P.           10,000,000     11,875,769       5.86           842,164        Quarterly
JVL Global Energy (QP), L.P.                 5,000,000      5,190,841       2.56           190,841        Quarterly
Karsch Capital II, L.P.                     12,000,000     16,416,159       8.11         1,874,310        Quarterly
Kynikos Opportunity Fund II, L.P.            2,500,000      2,534,018       1.25            34,018        Quarterly
Maverick Fund USA, Ltd.                     10,925,477     18,862,317       9.32         3,265,457        Quarterly
PCM Partners II, L.P.                        9,000,000      8,908,604       4.40           (91,396)    Semi-Annually
Pennant Onshore Partners, L.P.               2,282,000      4,072,601       2.01           601,044        Quarterly
Pennant Winward Fund, L.P.                   5,000,000      5,193,331       2.56           193,331        Quarterly
RX Healthcare Partners II, L.P.              7,000,000      6,912,400       3.41           (87,600)       Quarterly
Seneca Capital, L.P.                         9,000,000     10,287,682       5.08         1,287,682         Annually
Sirios Capital Partners II, L.P.            13,500,000     20,571,676      10.16         1,035,187         Annually
Stadia Capital Partners (QP), L.P.          15,500,000     17,986,274       8.88           953,880        Quarterly
SuNOVA  Partners, L.P.                       4,000,000     16,710,360       8.25         1,908,026        Quarterly
Yaupon Partners, L.P.                       10,000,000     10,449,860       5.16           449,860         Annually
Redeemed Investment Funds                      -              -               -            578,815
                                          ------------   ------------    --------     ------------
TOTAL                                     $172,935,711   $233,315,426     115.22%      $20,392,424
                                          ============   ===========     ========     ============

* Annually for full withdrawals, quarterly for partial withdrawals.

THIS PAGE INTENTIONALLY LEFT BLANK.

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Service Inc.'s, Alternative Investment Group at 800-580-2359.

---------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX       OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY           HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2    OUTSIDE FUND COMPANY
---------------------------------------------------------------------------------------------------------------------------
                                             DISINTERESTED DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (62)                Term -       Dean and Professor of Mgmt of         48             Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                       Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                              Federated Department
New York, NY 10019                Inception                                                          Stores, Inc.,
Director                                                                                          Revlon, Inc., Select
                                                                                                   Medical, Inc. and
                                                                                                      SAPPI, Ltd.
---------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (75)               Term -       Law partner for Dunnington,           14                 None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
---------------------------------------------------------------------------------------------------------------------------
Stephen H. Penman,  (58)            Term -       Professor of Financial                14                 None
UBS Financial Services Inc.       Indefinite     Accounting of Graduate School
1285 Avenue of the Americas      Length-since    of Business, Columbia University
New York, NY 10019                 July 2004
Director
---------------------------------------------------------------------------------------------------------------------------
                                         OFFICER(S) WHO ARE NOT DIRECTORS
---------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (37)           Term-Indefinite   Senior Vice President / CFO of        N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
and Secretary                                    Arthur Andersen LLP
---------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 48 funds/portfolios in the complex, 34 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

    The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

    Proxy Voting
    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-580-2329.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------
     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,000 for 2003 and $47,500 for 2004. Such audit fees include fees associated with the annual audits and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees
------------------
     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,500 for 2003 and $4,500 for 2004. Audit-related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees
--------
     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $77,500 for 2003 and $80,000 for 2004. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees
--------------
     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $4,000 for 2003 and $3,000 for 2004. Fees for all other services include fees for administrative services associated with preparing the K-1's for mailing. There were no fees billed in the last two fiscal years for services rendered by the principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant ("Service Affiliates") which were required to be pre-approved by the audit committee.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
            (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to Service Affiliates for each of the last two fiscal years of the registrant was $1.2 million for 2003 and $1.5 million for 2004.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant is a fund of funds that invests primarily in unregistered investment vehicles that have investors other than the registrant, and in other registered investment companies ("Investment Funds"). The Fund may invest a majority of its assets in non-voting securities of Investment Funds.

The registrant has delegated voting of proxies in respect of portfolio holdings to UBS Fund Advisor, L.L.C. (the "Adviser"), to vote the Fund's proxies in accordance with the Adviser's proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the registrant for vote (and the registrant holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the registrant and in accordance with the following proxy voting guidelines (the "Voting Guidelines"):

     o   In  voting  proxies,   the  Adviser  is  guided  by  general  fiduciary
         principles. The Adviser's goal is to act prudently, solely in the best interest of the registrant.

     o The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

     o The Adviser, absent a particular reason to the contrary, generally will vote with management's recommendations on routine matters. Other matters will be voted on a case-by-case basis.

The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser's interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

     o The Adviser's employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of the Adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

     o Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

     o If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

     o If it is determined that a conflict of interest is material, the Adviser's legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

         o disclosing the conflict to the registrant's Board and obtaining the consent from registrant's Board before voting;

         o engaging another party on behalf of the client to vote the proxy on its behalf;

         o engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

         o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

     o The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           UBS Equity Opportunity Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer

Date     February 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date     February 28, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.